Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 1.  Summary of significant accounting policies

Basis of Presentation

The consolidated financial statements include the accounts of Greene County Bancorp, Inc. (the "Company") and its subsidiary, The Bank of Greene County (the "Bank") and the Bank's subsidiaries Greene County Commercial Bank, and Greene Property Holdings, Ltd. All material inter-company accounts and transactions have been eliminated. Amounts in the prior year's consolidated financial statements have been reclassified whenever necessary to conform to the current year's presentation. These reclassifications had no effect on net income or shareholders' equity as previously reported. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). These consolidated financial statements consider events that occurred through the date the consolidated financial statements were issued.

Nature of Operations

Greene County Bancorp, Inc.'s primary business is the ownership and operation of its subsidiaries.  The Bank of Greene County has twelve full-service offices and an operations center located in its market area consisting of Greene County, Columbia County and southern Albany County, New York.    The Bank of Greene County is primarily engaged in the business of attracting deposits from the general public in The Bank of Greene County's market area, and investing such deposits, together with other sources of funds, in loans and investment securities.  Greene County Commercial Bank's primary business is to attract deposits from, and provide banking services, to local municipalities.  In June 2011, Greene Property Holdings, Ltd. was formed as a New York corporation that has elected under the Internal Revenue Code to be a real estate investment trust.  Greene Property Holdings, Ltd. is a subsidiary of The Bank of Greene County.  The Company received regulatory approvals to commence operation of this subsidiary during the quarter ended December 31, 2011.  Certain mortgages and notes held by The Bank of Greene County were transferred and beneficially owned by Greene Property Holdings, Ltd. as of January 4, 2012.  The Bank of Greene County continues to service these loans.  Greene Property Holdings financial statements are consolidated with The Bank of Greene County, and therefore, the impact of the formation of this subsidiary to the consolidated financial statement of Greene County Bancorp, Inc. was not material.

Charter

Greene County Bancorp, Inc. and its parent mutual holding company (the "MHC") are federally chartered and, effective July 2011, regulated and examined by the Federal Reserve. The Bank of Greene County, the subsidiary of Greene County Bancorp, Inc., is also federally chartered and, effective July 2011, regulated and examined by the Office of the Comptroller of the Currency (the "OCC"). These changes were due to the passage of the Dodd-Frank Act.

The Bank of Greene County's subsidiary, Greene County Commercial Bank is a New York State-chartered financial institution. The Bank of Greene County's subsidiary, Greene Property Holdings, Ltd. was formed as a New York corporation.

As a federally chartered savings bank, The Bank of Greene County must maintain at least 65% of its "portfolio assets" (total assets minus goodwill and other intangible assets, office property and specified liquid investments up to 20% of total assets) in certain "qualified thrift investments" (primarily loans to purchase, refinance, construct, improve or repair domestic residential housing, home equity loans, securities backed by or representing an interest in mortgages on domestic residential housing, and Federal Home Loan Bank stock) in at least 9 months out of every 12 month period. A savings institution that fails the qualified thrift lender test is subject to certain operating restrictions and may be required to convert to a bank charter. At June 30, 2012 and for the year ended, The Bank of Greene County satisfied the requirement of the qualified thrift lender test.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses and the assessment of other-than-temporary security impairment.

While management uses available information to recognize losses on loans, future additions to the allowance for loan losses (the "Allowance") may be necessary, based on changes in economic conditions, asset quality or other factors. In addition, various regulatory authorities, as an integral part of their examination process, periodically review the Allowance. Such authorities may require the Company to recognize additions to the Allowance based on their judgments of information available to them at the time of their examination.

Greene County Bancorp, Inc. makes an assessment to determine whether there have been any events or economic circumstances to indicate that a security on which there is an unrealized loss is impaired on an other-than-temporary basis. The Company considers many factors including the severity and duration of the impairment; the intent and ability of the Company to hold the security for a period of time sufficient for a recovery in value; recent events specific to the issuer or industry; and for debt securities, intent to sell the security, whether it is more likely than not we will be required to sell the security before recovery, whether loss is expected, external credit ratings and recent downgrades. Securities on which there is an unrealized loss that is deemed to be other-than-temporary are written down to fair value.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, interest bearing deposits at other financial institutions, investments (with original maturity of three months or less), and overnight federal funds sold. The amounts of interest-bearing deposits included as cash equivalents at June 30, 2012 and 2011 were $641,000 and $1,013,000, respectively.

Securities

Greene County Bancorp, Inc. has classified its investments in debt and equity securities as either available-for-sale or held-to-maturity. Available-for-sale securities are reported at fair value, with net unrealized gains and losses reflected in the accumulated other comprehensive income component of shareholders' equity, net of applicable income taxes. Held-to-maturity securities are those debt securities which management has the intent and the Company has the ability to hold to maturity and are reported at amortized cost. The Company does not have trading securities in its portfolio.

Realized gains or losses on security transactions are reported in earnings and computed using the specific identification cost basis. Fair values of securities are based on quoted market prices, where available. Valuation of securities is further described in Note 16. Amortization of bond premiums and accretion of bond discounts are amortized over the expected life of the securities using the interest method.

When the fair value of a held to maturity or available for sale security is less than its amortized cost basis, an assessment is made as to whether other-than-temporary impairment ("OTTI") is present. The Company considers numerous factors when determining whether a potential OTTI exists and the period over which the debt security is expected to recover. The principal factors considered are (1) the length of time and the extent to which the fair value has been less than the amortized cost basis, (2) the financial condition of the issuer (and guarantor, if any) and adverse conditions specifically related to the security, industry or geographic area, (3) failure of the issuer of the security to make scheduled interest or principal payments, (4) any changes to the rating of the security by a rating agency, and (5) the presence of credit enhancements, if any, including the guarantee of the federal government or any of its agencies.

For debt securities, OTTI is considered to have occurred if (1) the Company intends to sell the security before recovery of its amortized cost basis, (2) it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, or (3) if the present value of expected cash flows is not sufficient to recover the entire amortized cost basis. In determining the present value of expected cash flows, the Company discounts the expected cash flows at the effective interest rate implicit in the security at the date of acquisition. In estimating cash flows expected to be collected, the Company uses available information with respect to security prepayment speeds, default rates and severity. In determining whether OTTI has occurred for equity securities, the Company considers the applicable factors described above and the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

For debt securities, credit-related OTTI is recognized in income while noncredit related OTTI on securities not expected to be sold is recognized in other comprehensive income ("OCI"). Credit-related OTTI is measured as the difference between the present value of an impaired security's expected cash flows and its amortized cost basis. Noncredit-related OTTI is measured as the difference between the fair value of the security and its amortized cost less any credit-related losses recognized. For securities classified as held to maturity, the amount of OTTI recognized in OCI is accreted to the credit-adjusted expected cash flow amounts of the securities over future periods. For equity securities, the entire amount of OTTI is recognized in earnings.

Loans

Loans are stated at unpaid principal balances, less the allowance for loan losses and net deferred loan origination fees and costs. Interest on loans is accrued and credited to income based upon the principal amount outstanding. Unearned discount on installment loans is recognized as income over the term of the loan, principally using a method that approximates the effective yield method. Nonrefundable loan fees and related direct costs are deferred and amortized over the life of the loan as an adjustment to loan yield using the effective interest method.

Allowance for Loan Losses

The allowance for loan losses is maintained by a provision for loan losses charged to expense, reduced by net charge-offs and increased by recoveries of loans previously charged off. The level of the allowance is based on management's evaluation of the collectibility of the loan portfolio, including the nature of the portfolio, credit concentrations, trends in historical loss experience, specific impaired loans, payment status of the loan and economic conditions. The Bank of Greene County considers residential mortgages, home equity loans and installment loans to customers as small, homogeneous loans, which are evaluated for impairment collectively based on historical loss experience. Large nonresidential mortgage and commercial loans are reviewed individually and considered impaired if it is probable that The Bank of Greene County will not be able to collect scheduled payments of principal and interest when due, according to the contractual terms of the loan agreements. The measurement of impaired loans is generally based on the fair value of the underlying collateral, less estimated costs to sell. The majority of The Bank of Greene County loans, including most nonaccrual loans, are small homogenous loan types adequately supported by collateral. As a result, the level of impaired loans may only be a portion of nonaccrual loans. Loans that are delinquent or slow paying may not be impaired. Management considers the payment status of loans in the process of evaluating the adequacy of the allowance for loan losses among other factors. Loans that are either delinquent a minimum of 60 days or are on nonaccrual status, and are not individually considered impaired, are either designated as Special Mention or Substandard, and the allocation of the allowance for loan loss is based upon the risk associated with such designation.

Income Recognition on Impaired and Nonaccrual loans

The Bank of Greene County generally places a loan, including impaired loans, on nonaccrual status when it is specifically determined to be impaired or when principal and interest is delinquent for 90 days or more. Any unpaid interest previously accrued on these loans is reversed from income. When a loan is specifically determined to be impaired, collection of interest and principal are generally applied as a reduction to principal outstanding until the collection of the remaining balance is reasonably assured. Interest income on all nonaccrual loans is recognized on a cash basis.

Foreclosed Real Estate (FRE)

FRE consists of properties acquired through mortgage loan foreclosure proceedings or in full or partial satisfaction of loans. FRE is initially recorded at fair value (less estimated costs to sell) at the date the collateral is acquired establishing a new cost basis and any shortfall is charged to the allowance for loan losses at this time. Subsequently, management reviews the value of FRE and write-downs, if any, are charged to expense. All expenses and income related to FRE are included in consolidated results of operations as part of noninterest expense.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed using principally the straight-line method over the estimated useful lives of the related assets (39 years for building and improvements, 3-8 years for furniture and equipment). Maintenance and repairs are typically charged to expense when incurred. Gains and losses from sales or other dispositions of premises and equipment are included in consolidated results of operations. Leasehold improvements are amortized over the lesser of the related terms of the leases or their useful life.

Treasury Stock

Common stock repurchases are recorded at cost and then held as treasury stock for subsequent issuance. From time to time, Greene County Bancorp, Inc. may repurchase shares of common stock if, in its judgment, such shares are an attractive investment, in view of the current price at which the common stock is trading relative to Greene County Bancorp, Inc.'s earnings per share, book value per share and general market and economic factors. Common stock may also be acquired in order to have shares available for issuance under the Stock Option Plans. See Note 10 to the consolidated financial statements, Stock-based Compensation Plans, for more information regarding these plans. No purchases of treasury stock were made during fiscal 2012 or 2011.

Federal Home Loan Bank Stock

Federal law requires a member institution of the Federal Home Loan Bank ("FHLB") system to hold stock of its district FHLB according to a predetermined formula. This stock is restricted in that it can only be sold to the FHLB or to another member institution, and all sales of FHLB stock must be at par. As a result of these restrictions, FHLB stock is carried a cost. FHLB stock is held as a long-term investment and its value is determined based on the ultimate recoverability of the par value. Impairment of this investment is evaluated quarterly and is a matter of judgment that reflects management's view of the FHLB's long-term performance, which includes factors such as the following: its operating performance; the severity and duration of declines in the fair value of its net assets related to its capital stock amount; its commitment to make payments required by law or regulation and the level of such payments in relation to its operating performance; the impact of legislative and regulatory changes on the FHLB, and accordingly, on the members of the FHLB; and its liquidity and funding position. After evaluating these considerations, Greene County Bancorp, Inc. concluded that the par value of its investment in FHLB stock will be recovered and, therefore, no other-than-temporary impairment charge was recorded during the fiscal years ended June 30, 2012 or 2011.

Advertising

Greene County Bancorp, Inc. follows a policy of charging the costs of advertising to expense as incurred. Advertising costs included in other operating expenses were $346,000 and $336,000 for the years ended June 30, 2012 and 2011, respectively.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Off-Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under lines of credit. Such financial instruments are recorded when they are funded.

Income Taxes

Provisions for income taxes are based on taxes currently payable or refundable and deferred income taxes on temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are reported at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled.

Earnings Per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding during the period.  Diluted earnings per share is computed in a manner similar to that of basic earnings per share except that the weighted-average number of common shares outstanding is increased to include the number of incremental common shares that would have been outstanding under the treasury stock method if all potentially dilutive common shares (such as stock options) issued became vested during the period.  Unallocated common shares held by the ESOP are not included in the weighted-average number of common shares outstanding for either the basic or diluted earnings per share calculations.

IMPACT OF RECENT ACCOUNTING PRONOUNCEMENTS

In June 2011, the FASB issued an amendment to its guidance on Comprehensive Income which has eliminated the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and will require it be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The single statement format  includes the traditional income statement and the components total other comprehensive income as well as total comprehensive income. In the two statement approach, the first statement is the traditional income statement which is immediately followed by a separate statement which includes the components of other comprehensive income, total other comprehensive income and total comprehensive income.  In December 2011, the FASB issued an update deferring the effective date for those changes that relate to the presentation of reclassification adjustments.   All other amendments in this ASU will be applied retrospectively. For public entities, they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The adoption of these amendments is not expected to have a material effect on our consolidated results of operations or financial position.